A.B. KORELIN & ASSOCIATES INC.

17404 163rd Place SE

Phone:  206-219-3820

Renton, Washington  98058

Fax:  206-232-1196

For Strathmore Minerals Corp, we hereby submit Stathmore’s 20-F Registration Statement via EDGAR. Due to the filing of a 20-F Registration Statement in 1998 by prior management, we have filed a Comprehensive 20-F from 1997 to the present as recommended by Commission Staff.

To respond to this filing, please contact myself at the numbers above, or Patrick Groening, Chief Financial Officer of Strathmore, by phone at (250) 868-8445, or by fax at (250) 868-8493.

Sincerely,

/s/ Steven Taylor

Steven Taylor

A.B. Korelin & Associates